Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2019, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate consideration of $25,000. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included an aggregate of up 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Stockholders would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders did not purchase any Public Shares in the Initial Public Offering). On January 6, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 375,000 shares. Accordingly, as of June 30, 2021 and December 31, 2020, there are 2,500,000 Founder Shares issued and outstanding.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) 180 days after the completion of a Business Combination or (B) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital

Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of June 30, 2021 and December 31, 2020, no Working Capital Loans were outstanding.

Related Party Consulting Agreement

On March 30, 2020, the Company entered into a consulting agreement with a relative of one of the members of the Company’s board of directors. The consultant will provide the Company due diligence services related to potential acquisitions and, in return, receive a fee of $600 per hour for services rendered. For the three and six months ended June 30, 2021 and 2020, $0 and $7,050, respectively, were incurred and paid under the agreement. There were no such fees for the three and six months ended June 30, 2021.

Related Party Arrangement

The Company has an arrangement with an entity, which is 45% owned by the Company’s Chief Executive Officer, whereby it currently pays an aggregate of $3,697 per month for office space. No written agreement currently exists, as such, the payments are on a month to month basis. For the three and six months ended June 30, 2021 and 2020, the Company incurred and paid $11,091 and $22,182 in fees for these services, respectively.

Sponsor Support Agreement

Concurrently with the execution of a business combination agreement (the “Business Combination Agreement”) by and among the Company, Ample Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and Jasper Therapeutics, Inc., a Delaware corporation (“Jasper”), the Sponsor entered into a support agreement with the Company and Jasper, as described in Note 6.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

In August 2019, the Sponsor purchased 2,875,000 shares (the “Founder Shares”) of the Company’s Class B common stock for an aggregate consideration of $25,000. The Founder Shares will automatically convert into Class A common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 8.

The Founder Shares included an aggregate of up 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Initial Stockholders would own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders did not purchase any Public Shares in the Initial Public Offering). On January 6, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 375,000 shares. Accordingly, as of December 31, 2020, there are 2,500,000 Founder Shares issued and outstanding.

The Initial Stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) 180 days after the completion of a Business Combination or (B) subsequent to a Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On August 23, 2019, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering (the “Promissory Note”). The Promissory Note was non-interest bearing and payable on the earlier of March 31, 2020 or the completion of the Initial Public Offering. The borrowings outstanding under the Promissory Note of $183,876 were repaid upon the consummation of the Initial Public Offering on November 22, 2019.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2020 and 2019, no Working Capital Loans were outstanding.

Related Party Consulting Agreement

On March 30, 2020, the Company entered into a consulting agreement with a relative of one of the members of the Company’s Board of Directors. The consultant will provide the Company due diligence services related to potential acquisitions and, in return, receive a fee of $600 per hour for services rendered. For the year ended December 31, 2020, $7,050 were incurred and paid under the agreement.

Related Party Arrangement

The Company has an arrangement with an entity, which is 45% owned by the Company’s Chief Executive Officer, whereby it currently pays an aggregate of $3,697 per month for office space. No written agreement currently exists, as such, the payments are on a month to month basis. For the year ended December 31, 2020, the Company incurred and paid $44,364 of such fees. For the period ended December 31, 2019, there were no such fees.

Jasper Therapeutics, Inc. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 13. RELATED PARTIES

The Company entered into consulting agreements with two founders, who also received founders’ common stock shares for services and assigned patents. Also, the Company’s licensed technology from Stanford (see Note 6) was created in the laboratory of Professor Judith Shizuru, one of the founders. The Company recorded $0.1 million of expense for advisory and consulting services performed for the six months ended June 30, 2020 and 2021.

In December 2020, the Company entered into a material transfer agreement with Zai Lab Limited where both companies will collaborate on a research project and share total expenses of up to $0.3 million equally. The Company recorded $36,000 as a reduction to research and development expenses for expenses reimbursed by Zai Lab Limited for the six months ended June 30, 2021. The Company’s chief executive officer is a board member of Zai Lab Limited.

NOTE 15. RELATED PARTIES

The Company reimbursed $0.2 million in due diligence and legal expenses to its investors related to Series A and convertible notes financings, which were recorded as issuance costs for issued redeemable convertible preferred stock and convertible notes for the year ended December 31, 2019.

The Company entered into consulting agreements with two founders, who also received founders’ common stock shares for services and assigned patents. The founders transferred to the Company $74,000 in intellectual property rights and $6,000 in cash as a consideration for common stock. The Company recorded $0.2 million and $0.3 million for advisory and consulting services performed for the years ended December 31, 2019 and 2020, respectively. The Company also reimbursed legal, travel, rent and other business-related expenses to the founders of $60,000 for the year ended December 2019, and no such expenses were incurred during the year ended December 31, 2020. These expenses were recorded as general and administrative expenses in the statements of operations and comprehensive loss. Also, the Company’s licensed technology from Stanford (see Note 16) was created in the Stanford laboratory of one of the founders.

The Company entered into a consulting agreement with its chief executive officer, under which it reimbursed the chief executive officer for consulting services and other business-related expenses $0.2 million during the year ended December 31, 2019.

In December 2020, the Company entered into a material transfer agreement with Zai Lab Limited where both companies will collaborate on a research project and share total expenses of up to $0.3 million equally. No expenses were incurred or reimbursed under this agreement as of December 31, 2020. The Company’s chief executive officer is a board member of Zai Lab Limited.